Cost of sales, without considering depreciation and amortization - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cost of sales [Line Items]
Increase decrease in labor costs related to profit sharing	$ 28.9	$ 32.2	$ 60.2
Increase (decrease) in labor costs for recognition of contingent liabilities related to taxes	8.3
Administrative expense directly related to cost of production	35.6	32.0	30.7
Administrative Expense Related To Cost Of Production	$ 35.6	$ 32.0	$ 30.7
OSINERGMIN [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty	0.14%	0.13%	0.14%
OEFA [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty	0.10%	0.11%